UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act File Number 811-4132
RIVERSOURCE SELECTED SERIES, INC.

(Exact name of registrant as specified in charter)

50606 Ameriprise Financial Center, Minneapolis, Minnesota	55474

(Address of principal executive offices)	(Zip code)
Scott R. Plummer - 5228 Ameriprise Financial Center, Minneapolis, MN 55474

(Name and address of agent for service)
Registrant’s telephone number, including area code: (612) 671-1947
Date of fiscal year end: March 31
Date of reporting period: June 30, 2010

Portfolio of Investments
RiverSource Precious Metals and Mining Fund
June 30, 2010 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investment in Securities
Common Stocks (97.2%)(c)

Issuer	Shares		Value(a)
Australia (1.0%)
Centamin Egypt Ltd.	375,165	(b,d)	$912,802
Equinox Minerals Ltd.	204,478	(b)	716,489

Total			1,629,291

Canada (61.2%)
Agnico-Eagle Mines Ltd.	94,848		5,764,861
Agrium, Inc.	17,604		861,540
Alamos Gold, Inc.	182,757		2,803,590
Barrick Gold Corp.	136,617		6,203,778
Clifton Star Resources, Inc.	116,120	(b)	433,064
Detour Gold Corp.	196,606	(b)	4,367,996
Eastern Platinum Ltd.	1,510,472	(b)	1,376,381
Eldorado Gold Corp.	499,440	(d)	8,951,916
Endeavour Silver Corp.	300,462	(b)	1,024,591
European Goldfields Ltd.	226,026	(b)	1,445,972
First Quantum Minerals Ltd.	27,879		1,402,462
Gammon Gold, Inc.	274,864	(b)	1,502,779
Goldcorp, Inc.	276,681		12,132,461
Greystar Resources Ltd.	215,876	(b)	979,503
IAMGOLD Corp.	203,612		3,590,228
Ivanhoe Mines Ltd.	99,432	(b)	1,296,593
Kinross Gold Corp.	487,018		8,323,138
New Gold, Inc.	934,491	(b)	5,784,499
Northgate Minerals Corp.	103,612	(b)	313,415
Pan American Silver Corp.	95,192		2,406,454
Potash Corp. of Saskatchewan, Inc.	14,045		1,211,241
Red Back Mining, Inc.	239,627	(b)	6,057,645
SEMAFO, Inc.	279,009	(b)	2,109,932
Silver Standard Resources, Inc.	61,745	(b,d)	1,102,148
Silver Wheaton Corp.	321,451	(b)	6,441,099
Teck Resources Ltd., Class B	40,187		1,188,433
Yamana Gold, Inc.	645,336		6,646,961

Total			95,722,680

Chile (0.2%)
Sociedad Quimica y Minera de Chile SA, ADR	10,559		344,329

Peru (4.9%)
Cia de Minas Buenaventura SA, ADR	198,841	(d)	7,643,448

South Africa (16.2%)
AngloGold Ashanti Ltd., ADR	172,719	(d)	7,458,006
Aquarius Platinum Ltd.	244,664		1,183,435
Gold Fields Ltd., ADR	572,614	(d)	7,655,849

Issuer	Shares		Value(a)
Impala Platinum Holdings Ltd.	56,089		1,306,645
Randgold Resources Ltd., ADR	81,156	(d)	7,689,531

Total			25,293,466

United Kingdom (0.8%)
Lonmin PLC	55,126	(b)	1,150,595

United States (12.9%)
Allied Nevada Gold Corp.	168,936	(b)	3,346,980
Alpha Natural Resources, Inc.	30,305	(b,d)	1,026,430
Cliffs Natural Resources, Inc.	14,942		704,665
Freeport-McMoRan Copper & Gold, Inc.	73,357		4,337,599
Jaguar Mining, Inc.	150,436	(b,d)	1,335,482
Newmont Mining Corp.	85,752	(d)	5,294,329
Peabody Energy Corp.	34,826		1,362,741
Stillwater Mining Co.	53,611	(b,d)	622,960
The Mosaic Co.	56,512		2,202,838

Total			20,234,024

Total Common Stocks (Cost: $105,818,818)			$152,017,833

Money Market Fund (2.9%)

	Shares		Value(a)
RiverSource Short-Term Cash Fund, 0.276%	4,531,603	(e)	$4,531,603

Total Money Market Fund (Cost: $4,531,603)			$4,531,603

Investments of Cash Collateral Received for Securities on Loan (19.7%)

		Amount
	Effective	payable at
Issuer	yield	maturity	Value(a)
Repurchase Agreements(f)
Cantor Fitzgerald & Co. dated 06-30-10, matures 07-01-10, repurchase price $5,000,013	0.090%	$5,000,000	$5,000,000
Goldman Sachs & Co. dated 06-30-10, matures 07-01-10, repurchase price $15,773,770	0.030	15,773,757	15,773,757
Mizuho Securities USA, Inc. dated 06-30-10, matures 07-01-10, repurchase price $5,000,007	0.050	5,000,000	5,000,000
Societe Generale dated 06-30-10, matures 07-01-10, repurchase price $5,000,004	0.030	5,000,000	5,000,000

Total			30,773,757

Total Investments of Cash Collateral Received for Securities on Loan
(Cost: $30,773,757)			$30,773,757

Total Investments in Securities
(Cost: $141,124,178)(g)			$187,323,193

Notes to Portfolio of Investments

ADR — American Depositary Receipt

(a)	Securities are valued by using policies described in Note 2 to the financial statements in the most recent Annual Report dated March 31, 2010.

(b)	Non-income producing.

(c)	Foreign security values are stated in U.S. dollars.

(d)	At June 30, 2010, security was partially or fully on loan.

(e)	Affiliated Money Market Fund — The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments. The rate shown is the seven-day current annualized yield at June 30, 2010.

(f)	The table below represents securities received as collateral for repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The market value of securities held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.
Cantor Fitzgerald & Co. (0.090%)

Security description	Value (a)

Fannie Mae Discount Notes	$6,080
Fannie Mae Interest Strip	62,887
Fannie Mae Pool	1,010,228
Fannie Mae Principal Strip	1,026
Fannie Mae REMICS	728,636
Federal Farm Credit Bank	319,127
Federal Home Loan Banks	438,831
Federal Home Loan Mortgage Corp	314,675
Federal National Mortgage Association	154,947
FHLMC Structured Pass Through Securities	148,045
Freddie Mac Discount Notes	22,843
Freddie Mac Gold Pool	78,534
Freddie Mac Non Gold Pool	308,930
Freddie Mac Reference REMIC	5,374
Freddie Mac REMICS	81,384
Freddie Mac Strips	87,122
Ginnie Mae I Pool	422,938
Ginnie Mae II Pool	351,268
GNMA Callable Pass Through Securities	6,809
Government National Mortgage Association	163,090
United States Treasury Inflation Indexed Bonds	37,199
United States Treasury Note/Bond	49,852
United States Treasury Strip Coupon	264,955
United States Treasury Strip Principal	35,220

Total market value of collateral securities	$5,100,000

Goldman Sachs & Co. (0.030%)

Security description	Value(a)

Fannie Mae Pool	$2,815,038
Government National Mortgage Association	13,274,194

Total market value of collateral securities	$16,089,232

Mizuho Securities USA, Inc. (0.050%)

Security description	Value(a)

United States Treasury Inflation Indexed Bonds	$63,439
United States Treasury Note/Bond	3,978,752
United States Treasury Strip Coupon	546,139
United States Treasury Strip Principal	511,670

Total market value of collateral securities	$5,100,000

Societe Generale (0.030%)

Security description	Value(a)

Fannie Mae REMICS	$2,186,546
FHLMC-GNMA	10,729
Freddie Mac REMICS	1,070,626
Government National Mortgage Association	1,832,099

Total market value of collateral securities	$5,100,000

(g)	At June 30, 2010, the cost of securities for federal income tax purposes was approximately $141,124,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$50,063,000
Unrealized depreciation	(3,864,000)

Net unrealized appreciation	$46,199,000

Fair Value Measurements
Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Non-U.S. equity securities actively traded in foreign markets may be reflected in Level 2 despite the availability of closing prices, because the Fund evaluates and determines whether those closing prices reflect fair value at the close of the New York Stock Exchange (NYSE) or require adjustment, as described in Note 2 to the financial statements — Valuation of securities in the most recent Annual Report dated March 31, 2010.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.
The following table is a summary of the inputs used to value the Fund’s investments as of June 30, 2010:

	Fair value at June 30, 2010
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description(a)	identical assets	inputs(b)	inputs	Total

Equity Securities
Common Stocks
Metals & Mining	$—	$3,640,674	$—	$3,640,674
All Other Industries	148,377,159	—	—	148,377,159

Total Equity Securities	148,377,159	3,640,674	—	152,017,833

Other
Affiliated Money Market Fund(c)	4,531,603	—	—	4,531,603
Investments of Cash Collateral Received for Securities on Loan	—	30,773,757	—	30,773,757

Total Other	4,531,603	30,773,757	—	35,305,360

Total	$152,908,762	$34,414,431	$—	$187,323,193

(a)	See the Portfolio of Investments for all investment classifications not indicated in the table.

(b)	Includes certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading. Therefore, these investment securities were classified as Level 2 instead of Level 1. The amount of securities transferred out of Level 1 into Level 2 during the period was $4,952,089.

(c)	Money market fund that is a sweep investment for cash balances in the Fund at June 30, 2010.

Item 2. Control and Procedures.
(a) The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that material information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.
(b) There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) RiverSource Selected Series, Inc.

By	/s/ J. Kevin Connaughton
J. Kevin Connaughton
President and Principal Executive Officer

Date August 26, 2010
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ J. Kevin Connaughton
J. Kevin Connaughton
President and Principal Executive Officer

Date August 26, 2010

By	/s/ Jeffrey P. Fox
Jeffrey P. Fox
Treasurer and Principal Financial Officer

Date August 26, 2010